Income taxes (Details) - Schedule of changes in gross unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Gross Unrecognized Tax Benefits [Abstract]
Balance	$ 5,068	$ 4,301
Increase for tax positions of prior years		36
Increase for tax positions of current year	1,062	731
Balance	$ 6,130	$ 5,068